Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 13,299	$ 15,596
Restricted cash (note 6)	1,945	1,974
Accounts receivable, net of allowance for doubtful accounts of $92 (2018 - $102)	11,987	7,723
Inventories (note 7)	3,563	4,158
Prepaid expenses and other assets	977	841
Assets, Current	31,771	30,292
Property and equipment (note 8)	452	512
Right-of-use assets from operating leases (note 11)	2,057
Intangible assets (note 9)	22,232	26,469
Long-term inventories (note 7)	1,763	1,663
Goodwill	318	318
Deferred income tax assets (note 17)	300	383
Assets	58,893	59,637
Current liabilities:
Accounts payable and accrued liabilities (note 10)	11,295	9,403
Current portion of long-term debt (note 12)	17,688
Current operating lease liabilities (note 11)	812
Liabilities, Current	29,795	9,403
Long-term debt (note 12)	27,238	41,517
Deferred revenue	1,228	1,252
Long-term operating lease liabilities (note 11)	1,466
Other long-term liabilities		555
Liabilities	59,727	52,727
Stockholders' equity:
Authorized - unlimited number without par value Issued and outstanding – 55,382,228 (2018 – 36,233,162) (note 13(b))	385,057	359,295
Additional paid-in capital	42,734	40,456
Deficit	(444,928)	(409,744)
Accumulated other comprehensive income	16,303	16,903
Stockholders' Equity	(834)	6,910
Liabilities and Equity	58,893	59,637
Commitments and contingencies (notes 16 and 19)
Subsequent events (notes 12, 13(b) and 21)